Convertible Notes Payable and Advisory Fee Liabilities (Details) - USD ($)											3 Months Ended	4 Months Ended	6 Months Ended		12 Months Ended			13 Months Ended
	Dec. 11, 2023	Dec. 01, 2023	Oct. 14, 2023	Sep. 06, 2023	Jan. 30, 2019	Nov. 13, 2018	Nov. 13, 2018	Oct. 30, 2018	Mar. 13, 2017	Sep. 13, 2016	Mar. 31, 2024	Feb. 13, 2017	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Mar. 13, 2018	Jun. 01, 2023	Mar. 01, 2024	Oct. 24, 2023	Aug. 04, 2023	Jul. 17, 2023	May 02, 2023	Apr. 12, 2023	Aug. 01, 2022	Sep. 30, 2021	Jul. 01, 2021	Jan. 13, 2019	Sep. 30, 2018
Convertible Notes Payable and Advisory Fee Liabilities (Details) [Line Items]
Amortization of debt discount													$ 36,661	$ 0
Convertible promissory note, issued						$ 90,000	$ 90,000																				$ 15,000
Interest amount									$ 298,341
Annual interest rate															5.50%
Purchase price															$ 10,000,000
Principal balance															183,259	$ 224,000				$ 3,400	$ 183,259	$ 90,400		$ 8,676,957					$ 4,788,642
Vendor settlement					$ 1,666,667	161,700
Total accrued interest															46,961	36,614
Principal and premium											$ 10,476		10,476		2,012	7,777									$ 5,388	$ 378		$ 52,500
Additional paid capital													1,363,100		1,363,100
Promissory notes																							$ 110,000
Repaid convertible note													47,575
Convertible Promissory Note [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) [Line Items]
Convertible promissory note, issued						$ 90,000	90,000
Accrued interest													90,000		90,000
Recorded debt premium											10,286		$ 10,286
Vendor settlement							$ 161,700
Convertible promissory note, description													The note bears interest at 5%, matured on June 30, 2019 and is convertible into the Company’s common stock at 50% of the lowest closing bid price during the 20 trading days immediately preceding the notice of conversion.
Debt premium charge to interest expense													$ 90,000
Total accrued interest													51,473		46,961
Other Convertible Notes [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) [Line Items]
Principal amount											15,000		15,000		15,000
Accrued interest													10,029		9,277
Legal Services [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) [Line Items]
Convertible promissory note, issued		$ 24,000																$ 4,000	$ 24,000
Principal amount			$ 44,000												15,000
Accrued interest			4,854										8,172		4,866
Annual interest rate		10.00%																10.00%	10.00%
Convertible discount percentage																		50.00%
Purchase price			$ 44,000
Principal balance											$ 80,000		$ 80,000		56,000
Principal and premium															66
One eight Zero Zero Diagonal Lending LLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) [Line Items]
Interest rate											22.00%		22.00%
Principal amount	$ 40,000			$ 49,000							$ 69,900		$ 69,900		49,000
Debt premium charge to interest expense				26,385							10,769		13,192
Debt issuance cost	$ 5,000			$ 5,000
Maturity date	Dec. 11, 2024			Sep. 06, 2024
Bearing interest				10.00%
Conversion price, percentage				65.00%
Principal and premium															322
Convertible notes											$ 24,500		24,500
Conversion shares issued (in Shares)											503,497
Conversion principal balance											$ 3,600
Additional paid capital													1,938
Accrued interest													5,513
Promissory notes											179,376		179,376
Convertible debt premium											101,897		101,897
Repaid convertible note											20,000
Convertible Note Payable [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) [Line Items]
Principal amount											60,000		60,000
Accrued interest													$ 3,554
Scottsdale Capital Advisors [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) [Line Items]
Convertible note, description													The placement agent services fee amounted to $15,000 payable to Scottsdale Capital Advisors in the form of a convertible note. The note matures six months from the date of issuance and accrues interest at the rate of 10% per annum. The $15,000 note is convertible into shares of the Company’s common stock at a discount of 30% of the low closing bid price for the twenty trading days prior to the conversion and is not subject to any registration rights. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $6,429 with a charge to interest expense.
Securities Purchase Agreement [Member] | One eight Zero Zero Diagonal Lending LLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) [Line Items]
Principal amount											20,000		$ 20,000
Convertible notes											59,792		59,792
Accrued interest													813
Securities Purchase Agreement [Member] | Convertible Notes [Member] | One eight Zero Zero Diagonal Lending LLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) [Line Items]
Principal amount											$ 159,376		159,376
Senior Secured Credit Facility [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) [Line Items]
Convertible promissory note, issued																								$ 8,676,957
Interest amount										$ 52,500
Interest and principal payment amount																	$ 298,341
Debt extinguishment															1,363,100
Principal and premium															0
Additional paid capital															$ 180,618
Interest rate	12.00%							12.00%
Convertible debt premium																$ 281,054
Senior Secured Credit Facility [Member] | Convertible Promissory Note [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) [Line Items]
Borrowing amount										6,500,000
Convertible promissory note, issued										$ 3,500,000
Interest rate												18.00%
Interest amount												$ 52,500
Ekimnel Strategies LLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) [Line Items]
Owned percentage																								100.00%
Common Stock [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) [Line Items]
Convertible discount percentage		70.00%									70.00%
Common Stock [Member] | One eight Zero Zero Diagonal Lending LLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) [Line Items]
Outstanding shares percentage				4.99%
Common Stock [Member] | Convertible Note Payable [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) [Line Items]
Debt premium charge to interest expense													$ 21,538
Convertible note, description													The conversion price shall be a variable conversion price equal to 65% of the average of the two lowest closing price per share of the common stock during the fifteen trading day period ending on the latest complete trading day prior to the conversion date, provided, however, that the Lender and its affiliates may not beneficially own more than 4.99% of the Company’s outstanding shares of common stock upon the conversion of the December 11, 2023 note.